Property, Plant and Equipment: (Details Text) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment Details Text [Abstract]
Purchase of transportation equipment	$ 0.5
LMS acquisition		$ 0.4
Write-down of equipment		$ 0.6